INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA - Summary of Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 2,130.9	$ 1,941.3
Intangible assets	2,721.3	2,502.9	$ 2,331.0	$ 2,246.5
Right of use	106.2	104.7
Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	2,130.9	1,941.3
Intangible assets	2,721.3	2,502.9
Right of use	106.2	104.7
Assets by operating segment	4,958.4	4,548.9
Commercial Aviation | Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	556.9	625.7
Intangible assets	1,194.8	1,202.9
Right of use	4.2	4.2
Assets by operating segment	1,755.9	1,832.8
Defense & Security | Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	174.5	177.5
Intangible assets	146.6	126.3
Right of use	4.3	4.2
Assets by operating segment	325.4	308.0
Executive Aviation | Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	412.9	465.3
Intangible assets	959.3	923.1
Right of use	12.3	14.4
Assets by operating segment	1,384.5	1,402.8
Services & Support | Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	960.1	656.8
Intangible assets	38.9	39.2
Right of use	85.1	80.3
Assets by operating segment	1,084.1	776.3
Other Segments | Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	26.5	16.0
Intangible assets	381.7	211.4
Right of use	0.3	1.6
Assets by operating segment	408.5	229.0
Total reportable Segments | Operating Segments
Disclosure of geographical areas [line items]
Property, plant and equipment	2,130.9	1,941.3
Intangible assets	2,721.3	2,502.9
Right of use	106.2	104.7
Assets by operating segment	$ 4,958.4	$ 4,548.9